Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Classes of current inventories [abstract]
Raw materials	€ 81,567	€ 69,580
Work in progress	29,166	23,102
Finished goods	533,634	502,410
Total inventories at the lower of cost and net realizable value	€ 644,367	€ 595,092